Notes to the consolidated financial statements - Summary of upfront payments and related revenues recognized (Details) € in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 EUR (€)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)
Notes to the Consolidated Statements of Operations
Upfront and milestones payments included in contract liabilities	€ 86,825			€ 92,680
Revenue recognized from upfront and milestones payments	7,692	€ 4,148
GSK
Notes to the Consolidated Statements of Operations
Upfront Payments Received Or Receivable	220,000
Upfront and milestones payments included in contract liabilities	82,560			88,715
Revenue recognized from upfront and milestones payments	6,154	3,624
Genmab
Notes to the Consolidated Statements of Operations
Upfront Payments Received Or Receivable	8,937		$ 10,000
Upfront and milestones payments included in contract liabilities	2,383			2,383
Revenue recognized from upfront and milestones payments		447
CRISPR
Notes to the Consolidated Statements of Operations
Upfront Payments Received Or Receivable	5,783		$ 6,500
Upfront and milestones payments included in contract liabilities	1,881			€ 1,582
Revenue recognized from upfront and milestones payments	€ 1,538	€ 77